Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 41,939
Total current assets	41,939
TOTAL ASSETS	41,939
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES:
LONG TERM LIABILITIES:
TOTAL LIABILITIES
STOCKHOLDERS’ EQUITY:
Preferred stock, $0.001 par value; 100,000,000 shares authorized; none issued and outstanding
Common stock, $0.001 par value; 2,000,000,000 and 1,000 shares authorized as of September 30, 2025 and December 31, 2024, respectively; 500,000 and 100 shares issued and outstanding as of September 30, 2025 and December 31, 2024, respectively	500	0
Additional paid-in capital	49,500	1,594
Accumulated deficit	(8,061)	(1,594)
Total stockholder’s equity	41,939
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 41,939